SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2020
Segment Reporting [Abstract]
Customers Who Accounted For Over 10% of The Total Consolidated Revenues
a.	Customers who accounted for over 10% of the total consolidated revenues:

	Six months ended June 30,		Three months ended June 30,		Year ended December 31,
	2020	2019	2020	2019	2019
	Unaudited

Customer A - sales of manufactured products	17.2%	17.0%	17.1%	18.1%	19.5%

Revenues by Geographic Areas
b.	Revenues by geographic areas:

	Six months ended June 30,		Three months ended June 30,		Year ended December 31,
	2020	2019	2020	2019	2019
	Unaudited

Israel	10,172	9,144	4,964	4,756	19,659
North America	3,163	3,606	1,644	1,431	6,434
The Netherlands	1,788	1,562	874	596	2,898
Europe	617	605	405	268	1,129
India	1,110	1,809	426	545	3,809
Others	1,099	208	479	602	865

	17,949	16,934	8,792	8,198	34,794